CONVERTIBLE NOTES	6 Months Ended
Feb. 28, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 7 – CONVERTIBLE NOTES

The Company had the following principal balances under its convertible notes outstanding as of February 28, 2018 and August 31, 2017:

	February 28,	August 31,
	2018	2017
Convertible Notes - originated in September 2017	$1,660,000	$-
Convertible Notes - originated in October 2017	730,125	-
Convertible Notes - originated in November 2017	200,000	-
Convertible Notes - originated in December 2017	1,300,975	-
Convertible Notes - originated in January 2018	408,333	-
Convertible Notes - originated in February 2018	222,000	-
Less debt discount and debt issuance cost	(2,145,562)	-
	2,375,871	-
Less current portion of convertible notes payable	(2,375,871)	-
Long-term convertible notes payable	$-	$-

The Company recognized amortization expense related to the debt discount and deferred financing fees of $1,469,387 and $0 for the six months ended February 28, 2018 and 2017, respectively, which is included in interest expense in the statements of operations.

Convertible Notes – Issued during the six months ended February 28, 2018

During the six months ended February 28, 2018, the Company issued a total principal amount of $4,521,433 convertible notes for cash proceeds of $3,907,750, after deducting an original issuance discount of $444,933 and financing fees of $168,750. The convertible notes were also provided with a total of 1,363,332 common shares and warrant units to purchase up to 96,000 shares of common stock at a $1.75 exercise price per share. The terms of convertible notes are summarized as follows:

•	Term ranging from six months to two years;

•	Annual interest rates ranging from 0% to 12%;

•	Convertible at the option of the holders either at issuance or 180 days from issuance; and

•

Conversion prices are typically based on the discounted (70% discount) lowest trading prices of the Company’s shares during 20-25 days prior to the conversion, resulting in debt discount comprising derivative liabilities of $554,762 (see Note 8).

For the six months ended February 28, 2018 and 2017, the interest expense on convertible notes was $92,521 and $0, respectively. As of February 28, 2018 and August 31, 2017, the accrued interest payable was $92,521 and $0, respectively.